Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total long-term debt	$ 300.9	$ 551.9
Subordinated Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	300.0	300.0
Other Long-Term Borrowings [Member]
Debt Instrument [Line Items]
Total long-term debt	0.9	1.9
Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 250.0